SHORT-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impact of derivative instruments on the statement of operations
Trading Securities, Realized Gain		$ 577
Available-for-sale Securities, Amortized Cost Basis	$ 175,329	177,628	$ 59,136
Proceeds from Sale of Available-for-sale Securities			62,704
Trading Securities, Realized Loss	100
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	$ 3,243	$ 729	3,568
Derivative, Loss on Derivative			$ 100,644